Principal Accounting Policies (Details 7) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Recently issued accounting pronouncements
Current deferred tax liabilities	$ (51,637)	¥ (358,514)	¥ (166,787)
Non-current deferred tax liabilities	$ 4,857	33,721	¥ 81,434
ASU No. 2015-17 | Adjustment
Recently issued accounting pronouncements
Current deferred tax assets		536,300
Non-current deferred tax assets		536,300
Current deferred tax liabilities		358,500
Non-current deferred tax liabilities		¥ 358,500